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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933

Commonwealth Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:  June 30

Date of reporting period:  Quarter ended 3/31/08.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.

CCRF Prime Portfolio
Schedule of Investments
March 31, 2008
(Unaudited)		Face Amount	Value
BANKER’S ACCEPTANCES (3.69%)
Bank of America
3.02%	5/5/08	$1,249,000	$1,245,461
2.77%	5/21/08	1,853,953	1,846,872
2.77%	5/28/08	1,701,900	1,694,490
2.90%	6/3/08	909,000	904,419
2.88%	6/4/08	1,231,000	1,224,741
2.89%	6/30/08	2,055,000	2,040,307
2.86%	7/2/08	912,000	905,404
2.73%	7/24/08	1,369,208	1,357,501
2.81%	8/5/08	1,301,000	1,288,341
2.83%	8/20/08	1,798,000	1,778,352
2.80%	8/27/08	1,380,000	1,364,342
Total Banker’s Acceptances			15,650,230

CERTIFICATES OF DEPOSIT (31.34%)
BNP Paribas (NY)
4.41%	5/8/08	11,000,000	11,000,111
Barclays Bank PLC (NY)
3.90%	5/16/08	10,000,000	10,000,000
3.05%	5/21/08	3,000,000	3,000,000
Credit Suisse (NY)
*3.26%	11/24/08	12,000,000	12,000,000
Deutsche Bank (NY)
3.80%	4/22/08	14,000,000	14,000,000
Rabobank Nederland NV (NY)
3.08%	4/7/08	5,000,000	5,000,000
Royal Bank of Canada (NY)
2.71%	6/30/08	18,000,000	18,000,000
Royal Bank of Scotland (NY)
4.35%	5/7/08	5,000,000	5,000,000
4.88%	6/10/08	5,000,000	5,000,184
2.80%	6/13/08	10,000,000	10,000,000
Svenska Handelsbanken (NY)
3.07%	5/5/08	10,000,000	10,000,000
Toronto Dominion Bank (NY)
2.57%	6/30/08	20,000,000	20,000,000
Wachovia Bank
4.80%	5/19/08	10,000,000	10,000,000
Total Certificates of Deposit			133,000,295

CORPORATE NOTES (16.88%)
American International Group
5.28%	8/1/08	6,325,000	6,342,264
Bank of America
3.04%	8/15/08	4,000,000	4,003,056
Credit Suisse USA, Inc.
*3.24%	12/9/08	8,000,000	7,964,904
General Electric Capital Corp.
*3.05%	4/11/08	4,000,000	4,000,133
3.05%	5/1/08	2,000,000	2,000,692
*3.12%	5/19/08	3,727,000	3,728,145
2.89%	7/24/08	4,350,000	4,424,898

		Face Amount	Value
Goldman Sachs Group, Inc.
*3.41%	7/29/08	$3,300,000	$3,290,144
*3.19%	11/10/08	5,000,000	4,982,536
*2.69%	12/22/08	11,200,000	11,168,932
HSBC Finance Corp.
4.00%	5/9/08	6,000,000	5,998,878
3.50%	5/21/08	4,300,000	4,297,407
3.80%	12/15/08	1,895,000	1,899,181
JP Morgan Chase & Co.
3.36%	5/1/08	3,000,000	3,000,580
3.28%	6/30/08	1,000,000	998,362
Toyota Motor Credit Corp.
2.70%	8/1/08	2,500,000	2,501,382
Wachovia Corporation
3.25%	8/15/08	1,000,000	1,000,891
Total Corporate Notes			71,602,385

COMMERCIAL PAPER (28.30%)
Barclays US Funding LLC
3.05%	5/27/08	3,500,000	3,483,531
3.05%	6/6/08	3,000,000	2,983,390
BNP Paribas Finance, Inc.
3.02%	6/23/08	3,000,000	2,979,326
Calyon North America, Inc.
2.80%	6/9/08	5,000,000	4,973,358
2.84%	7/7/08	10,000,000	9,924,286
CBA (DE) Finance, Inc.
3.01%	5/15/08	10,000,000	9,963,455
3.03%	5/30/08	10,000,000	9,950,669
Citigroup Funding, Inc.
4.93%	4/14/08	2,000,000	1,996,497
5.09%	4/25/08	2,500,000	2,491,750
4.57%	5/2/08	5,000,000	4,980,625
3.10%	5/6/08	3,000,000	2,991,017
3.10%	6/19/08	3,000,000	2,979,789
3.07%	6/20/08	5,000,000	4,966,222
Dexia Delaware LLC
2.59%	6/24/08	10,000,000	9,939,917
Morgan Stanley
5.01%	6/13/08	6,000,000	5,940,505
Societe Generale
4.52%	6/4/08	1,187,000	1,177,652
Svenska Handelsbanken, Inc.
4.60%	4/2/08	5,000,000	4,999,368
3.17%	4/16/08	4,000,000	3,994,733
Toyota Motor Credit Corp.
3.77%	5/15/08	8,000,000	7,963,578
UBS Finance Delaware LLC
3.02%	5/12/08	4,000,000	3,986,356
3.04%	5/21/08	3,500,000	3,485,344
3.04%	5/27/08	2,000,000	1,990,620
4.59%	5/28/08	5,000,000	4,964,375
4.30%	6/9/08	7,000,000	6,943,315
Total Commercial Paper			120,049,678

U.S. GOVERNMENT & AGENCY OBLIGATIONS (16.50%)
Federal Farm Credit Bank Notes
*2.45%	1/23/09	5,000,000	5,000,000

		Face Amount	Value
Federal Home Loan Bank Notes
*2.72%	2/17/09	$5,000,000	$5,000,000
*2.27%	2/19/09	20,000,000	20,000,000
*2.30%	3/18/09	20,000,000	20,000,000
*2.57%	4/24/09	5,000,000	5,000,000
Federal Home Loan Bank Notes (Callable)
2.90%	2/27/09	5,000,000	5,000,000
US Treasury Bill
1.75%	4/16/08	10,000,000	9,992,700
Total U.S. Government & Agency Obligations			69,992,700
REPURCHASE AGREEMENTS (5.36%)
Deutsche Bank
2.55%	4/1/08	7,740,000	7,740,000
(Dated 3/31/08, repurchase price $7,740,548, collateralized by Freddie Mac Securities, 5.5%, maturing 10/1/32, market value $7,895,359)
Goldman Sachs Group, Inc.
2.75%	4/1/08	15,000,000	15,000,000
(Dated 3/31/08, repurchase price $15,001,146, collateralized by Fannie Mae securities, 5%, maturing 3/1/34, market value $15,300,000)
Total Repurchase Agreements			22,740,000
TOTAL INVESTMENTS (102.07%)			433,035,288
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-2.07%)			(8,797,756)
NET ASSETS (100.00%)			$424,237,532
NET ASSETS CONSISTS OF:
Institutional Class Shares (applicable to 419,384,767 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$419,384,767
IllinoisPrime Class Shares (applicable to 4,852,765 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$4,852,765

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2008.

Commonwealth Cash Reserve Fund, Inc.

CCRF Federal Portfolio
Schedule of Investments
March 31, 2008
(Unaudited)
		Face Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (98.69%)
Fannie Mae Notes
2.24%	4/10/08	$1,920,000	$1,921,169
Federal Home Loan Bank Discount Notes
2.43%	4/2/08	935,000	934,937
2.23%	4/11/08	2,025,000	2,023,747
2.12%	4/18/08	1,825,000	1,823,171

Freddie Mac Discount Notes
1.85%	4/4/08	1,060,000	1,059,837
Freddie Mac Notes
2.25%	4/15/08	2,000,000	2,002,376
2.19%	4/18/08	1,120,000	1,121,434
Total U.S. Government & Agency Obligations			10,886,671

TOTAL INVESTMENTS (98.69%)			10,886,671
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (1.31%)			144,586
NET ASSETS (100.00%)
Applicable to 11,031,257 outstanding shares of beneficial interest (2,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$11,031,257

Commonwealth Cash Reserve Fund, Inc.

SNAP Fund
Schedule of Investments
March 31, 2008 (Unaudited)		Face Amount	Value
BANKERS ACCEPTANCES (0.30%)
Bank of America
2.46%	6/9/08	$1,241,000	$1,235,172
2.46%	6/10/08	1,632,000	1,624,225
2.46%	6/12/08	1,763,000	1,754,361
2.52%	6/19/08	4,625,000	4,599,627
Total Bankers Acceptances			9,213,385
CERTIFICATE OF DEPOSITS (47.93%)
Bank of America
2.85%	7/7/08	125,000,000	125,000,000
Barclays Bank PLC (NY)
3.06%	5/27/08	60,000,000	60,000,000
3.90%	5/16/08	77,000,000	77,000,000
2.95%	6/5/08	14,000,000	14,000,000
BNP Paribas (NY)
4.42%	5/8/08	114,000,000	114,001,154
Calyon (NY)
4.48%	4/8/08	125,000,000	125,004,291
Citibank NA
3.04%	6/4/08	20,000,000	20,000,000
Credit Suisse (NY)
4.88%	6/10/08	10,000,000	10,000,000
*5.22%	11/24/08	150,000,000	150,000,000
Deutsche Bank (NY)
3.80%	4/22/08	100,000,000	100,000,000
3.02%	5/5/08	50,000,000	50,000,000
Rabobank (NY)
3.08%	4/7/08	100,000,000	100,000,000
Royal Bank of Canada (NY)
2.71%	6/30/08	142,000,000	142,000,000
Royal Bank of Scotland (NY)
4.88%	4/18/08	12,000,000	12,005,558
2.80%	6/13/08	57,000,000	57,000,000
4.90%	6/10/08	30,000,000	30,001,100
4.95%	5/12/08	50,000,000	50,000,000
Svenska Handelsbanken (NY)
3.07%	5/5/08	140,000,000	140,000,000
Wachovia Bank
4.80%	5/19/08	100,000,000	100,000,000
Total Certificates of Deposit			1,476,012,103
CORPORATE NOTES (6.61%)
American International Group
5.03%	8/1/08	50,000,000	50,131,125
Citigroup, Inc.
*5.38%	5/2/08	15,110,000	15,109,740
General Electric Capital Corp.
*4.30%	4/11/08	33,500,000	33,501,117
Goldman Sachs Group Inc.
*4.13%	12/23/08	15,000,000	14,905,080
HSBC Finance Corp.
*4.00%	5/9/08	69,000,000	68,987,093
3.80%	12/15/08	6,000,000	6,013,236

		Face Amount	Value
JP Morgan Chase & Co.
3.36%	5/1/08	$14,915,000	$14,917,884
Total Corporate Notes			203,565,275

COMMERCIAL PAPER (29.10%)
Calyon North America, Inc.
2.81%	6/11/08	25,000,000	24,862,438
CBA (DE) Finance
3.01%	5/15/08	46,000,000	45,831,896
2.77%	6/12/08	25,000,000	24,862,500
Citigroup Funding, Inc.
5.09%	4/25/08	50,000,000	49,835,000
4.57%	5/2/08	65,000,000	64,748,125
General Electric Capital Corp.
3.01%	5/21/08	50,000,000	49,793,056
Goldman Sachs Group Inc.
*2.66%	6/20/08	150,000,000	150,000,000
HSBC Finance Corp.
3.13%	5/7/08	60,000,000	59,814,000
JP Morgan Chase & Co.
3.07%	4/23/08	35,000,000	34,934,764
Morgan Stanley
*2.17%	4/14/08	50,000,000	50,000,000
*3.27%	6/3/08	100,000,000	100,000,000
Svenska Handelsbaken, Inc.
4.60%	4/2/08	15,000,000	14,998,104
Toyota Motor Credit Corp.
3.77%	5/15/08	80,000,000	79,635,778
UBS Finance Delaware LLC
3.92%	6/9/08	103,000,000	102,237,790
2.85%	6/10/08	45,000,000	44,752,375
Total Commercial Paper			896,305,826

U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.34%)
Fannie Mae Mortgage Backed Securities Discount Notes
4.34%	4/1/08	32,230,252	32,230,252
4.37%	4/1/08	30,090,000	30,090,000
2.80%	6/2/08	50,000,000	49,760,611
2.30%	7/1/08	50,000,000	49,710,569
Federal Farm Credit Bank Notes
*2.45%	1/23/09	15,000,000	15,000,000
Federal Home Loan Bank Notes
*2.27%	2/19/09	100,000,000	100,000,000
*2.72%	2/17/09	30,000,000	30,000,000
*2.57%	4/24/09	50,000,000	50,000,000
Federal Home Loan Bank Notes (Callable)
2.90%	2/27/09	15,000,000	15,000,000
2.91%	3/17/09	20,000,000	20,000,000
US Treasury Bill
1.75%	4/16/08	50,000,000	49,963,500
Total U.S. Government & Agency Obligations			441,754,932

REPURCHASE AGREEMENTS (4.57%)
Deutsche Bank
2.55%	4/1/08	65,630,000	65,630,000

(Dated 3/31/08, repurchase price $65,634,649, collateralized by Freddie Mac securities, 5% to 7%, maturing 1/1/37 to 2/1/38, market value $27,068,395; and by Fannie Mae securities, 4.77% to 6.06%, maturing 4/1/35 to 9/1/37, market value $39,878,947)

		Face Amount	Value
Goldman Sachs Group Inc.
2.75%	4/1/08	$75,000,000	$75,000,000

(Dated 3/31/08, repurchase price $75,005,729, collateralized by Freddie Mac securities, 6%, maturing 7/1/34, market value $41,620,833; and by Fannie Mae securities, 6% to 6.5%, maturing 10/1/36 to 10/1/37, market value $34,879,168)

Total Repurchase Agreements			140,630,000
TOTAL INVESTMENTS (102.85%)			3,167,481,521
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-2.85%)			(87,808,793)
NET ASSETS (100.00%)
Applicable to 3,079,672,728 outstanding shares of beneficial interest (5,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$3,079,672,728
* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2008.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*  /s/ Jeffrey A. Laine
 Jeffrey A. Laine, President

Date  5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey A. Laine       .
   Jeffrey A. Laine, President  .
Date  5/28/2008

By (Signature and Title)*    /s/ Jeffrey A. Laine
   Jeffrey A. Laine, Treasurer  .
Date  5/28/2008

* Print the name and title of each signing officer under his or her signature.